Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions and balances
Schedule of balances with related parties

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
People Better Limited (“People Better”)	A shareholder with significant influence over the Group
ZMI	Subject to common significant influence by one of the Company’s directors

The Group had the following balances with the major related parties:

	As of December 31,
	2021	2022
	RMB	RMB
Long-term prepayments to a related party
Long-term prepayments to ZMI (a)	20,037	71
Amounts due to related parties - current
Due to ZMI (b)	23,290	—
Amounts due to related parties - non-current
Due to the Nominee Shareholders of Shanghai Zhixiang (Note 1)	1,000	1,000
(a)	It represents the balance prepaid for power banks and cabinets purchase, which are non-current assets.
(b)	It represents the notes payable issued by the Group for power banks and cabinets purchase. The terms of notes are ranged from 3 to 6 months with interest free.

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Purchase of power banks and cabinets from ZMI	233,605	154,127	18,306
Proceeds of borrowings from People Better (c)	50,000	—	—
Repayment of borrowings from People Better (c)	50,000	—	—
Payment of deposit to People Better (c)	8,600	—	—
Proceeds of deposit refund from People Better (c)	8,600	—	—
Payment of interest to People Better (c)	1,032	—	—
(c)	In May 2020, the Group entered into a capital lease agreement of cabinets with People Better for 1 year with selling price of RMB50,000 and total rental payment of RMB51,613. The Group also paid a deposit of RMB8,600 to People Better for the lease, which was refundable at the end of lease. The Group has the option to purchase the cabinets back at the nominal price at the end of lease term. Considering the existence of bargain purchase option, the lease was accounted for as a capital lease. The Group did not derecognize the cabinets from property, equipment and software and continued depreciating the assets. The transaction was accounted for as a failed sale-leaseback transaction and the proceeds of RMB50,000 received from People Better was recognized as a financial liability in amount due to related party — current. Rental payments were allocated between interest expense and principal repayment of the financial liability and the Group used the rate of return implicit in the lease of 6% to determine the amount of interest expenses.